Income Taxes (Details) - Schedule of income tax provision (benefit)	7 Months Ended
Dec. 31, 2020 USD ($)
Current
Federal	$ 6,864
State
Deferred
Federal	(31,262)
State
Valuation allowance	31,262
Income tax provision	$ 6,864